Income Taxes Expenses - Uncertainties on application of income tax law in PRC (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)
Income Taxes Expense
Statutory income tax rate (in percent)	25.00%	25.00%	25.00%
Aggregate accumulated deficit	$ (216,859,796)	$ (216,923,365)
Deferred tax liability for the PRC dividend withholding taxes	$ 0	0	$ 0
PRC
Income Taxes Expense
Statutory income tax rate (in percent)	25.00%
Statute of limitations period for underpayment of taxes due to computational errors	3 years
Extended period of statute of limitations under special circumstances	5 years
Minimum underpayment of tax liability for special circumstance	$ 13,700			¥ 0.1
Statute of limitations period for related party transactions	10 years
Withholding tax rate on dividends (as a percent)	10.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings above the threshold percentage (as a percent)	5.00%
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)	25.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings below the threshold percentage (as a percent)	10.00%
PRC | Subsidiaries and VIEs
Income Taxes Expense
Aggregate accumulated deficit	$ 96,155,284	95,168,175	93,610,221
Hong Kong | Subsidiaries
Income Taxes Expense
Aggregate accumulated deficit	$ 18,334,776	$ 22,043,369	$ 23,511,725